As filed with the Securities and Exchange Commission on June 22, 2010 Securities Act File No. 333-112480

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
No. ☐
Post-Effective Amendment
No. __ ☐
(Check appropriate box or boxes)

The FBR Funds
(Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North Arlington, VA 22209 (Address of Principal Executive Offices)

Registrant’s Telephone Number: 703.469.1040
William Ginivan, Esq.
General Counsel
FBR Capital Markets Corp.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
(Name and Address of Agent for Service)
Copy to:

Patrick W. D. Turley, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 22, 2010 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

FBR Pegasus Small Cap Growth Fund™
1001 Nineteenth Street North

Arlington, VA 22209
1.888.888.0025

Dear Shareholder:

The Board of Trustees of The FBR Funds (the “Trust”) has recently approved an Agreement and Plan of Reorganization relating to the FBR Pegasus Small Cap Growth Fund™, a series of the Trust (the “Acquired Fund”).  Under the Agreement and Plan of Reorganization, the Acquired Fund would be combined with the FBR Pegasus Small Cap Fund™ (the “Acquiring Fund”), a separate series of the Trust, in a tax-free reorganization (the “Reorganization”).

The Board unanimously approved the Reorganization of the Acquired Fund into the Acquiring Fund after considering the recommendation of FBR Fund Advisers, Inc., the investment adviser to both Funds, and concluding that such Reorganization would be in the best interests of the Acquired Fund and its shareholders. The Reorganization is expected to occur on or about August 27, 2010.  Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund, and you will receive Investor Class and I Class shares of the Acquiring Fund equal in value to your Investor Class and I Class shares, respectively, of the Acquired Fund on the closing date. The Reorganization is expected to be tax-free to you for federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed Information Statement/Prospectus, which contains information about the Funds.

If you have any questions, please call 1.888.888.0025 between 8:30 a.m. and 7:00 p.m., Eastern time, Monday through Friday.

Sincerely,

David H. Ellison
President
The FBR Funds

THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED

Subject to Completion

Dated:  June 22, 2010

INFORMATION STATEMENT/PROSPECTUS

JULY __, 2010
INFORMATION STATEMENT FOR:

FBR PEGASUS SMALL CAP GROWTH FUND™

1001 Nineteenth Street North
Arlington, VA 22209
1.888.888.0025

PROSPECTUS FOR:
FBR Pegasus Small Cap Fund™
1001 Nineteenth Street North
Arlington, VA 22209
1.888.888.0025

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganization (the “Reorganization”) of the FBR Pegasus Small Cap Growth Fund™, a series of The FBR Funds, a Delaware statutory trust (the “Trust”), (the “Acquired Fund”) with and into FBR Pegasus Small Cap Fund™, a separate series of the Trust, (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of the Acquired Fund to inform you of the pending Reorganization and to provide you with information concerning the Acquiring Fund. Because shareholders of the Acquired Fund will ultimately hold shares of the Acquiring Fund, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Fund.

This Information Statement/Prospectus is for informational purposes only, and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before investing.  A Statement of Additional Information (“SAI”) relating to this Information Statement/Prospectus dated [  ], 2010 containing additional information about the Reorganization and the Funds, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  You may receive a copy of the SAI without charge by contacting the Funds at 1001 Nineteenth Street North, Arlington, VA 22209, or calling toll free 1.888.888.0025.

For more information regarding the Acquiring Fund, see the prospectus and SAI for the Acquiring Fund dated February 26, 2010, which have been filed with the SEC and which are incorporated herein by reference.  The annual and semi-annual reports of the Funds for the fiscal periods ended October 31, 2009 and April 30, 2010, respectively, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference.  You may receive copies of the prospectus, SAI and shareholder reports mentioned above without charge by contacting the Funds at P.O. Box 5354, Cincinnati, OH 45201-5354 or calling toll free 1.888.888.0025.

You also can copy and review information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus carefully. For more complete information, please read each Fund’s prospectus.

The Reorganization

The Board of Trustees of The FBR Funds (the “Trust”) has approved the Agreement and Plan of Reorganization, which provides for:

  the transfer of all of the assets of the FBR Pegasus Small Cap Growth Fund™ (the “Acquired Fund”) to the FBR Pegasus Small Cap Fund™ (the “Acquiring Fund”), each a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

  the distribution of the Acquiring Fund’s shares of beneficial interest to the shareholders of the Acquired Fund; and

  The complete termination and liquidation of the Acquired Fund.

The Agreement and Plan of Reorganization is not subject to approval by the shareholders of the Acquired Fund.  The Reorganization is scheduled to be effective upon the close of business on August 27, 2010, or on a later date as the parties may agree (“Closing Date”).  As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional Investor Class and I Class shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Investor Class and I Class shares, respectively, of the Acquired Fund shares as of the close of business on the Closing Date.  See “INFORMATION ABOUT THE REORGANIZATION,” below.  It is expected that the Reorganization will be a tax-free Reorganization.  See “INFORMATION ABOUT THE REORGANIZATION - Tax Considerations,” below.

Board Recommendation

For the reasons set forth below under “Reasons for the Reorganization and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), has concluded that the Reorganization would be in the best interests of the Acquired Fund, and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund.

The Trust

Both Funds are non-diversified series of the Trust, an open-end management investment company organized as a Delaware statutory trust.  The Trust offers redeemable shares in different classes and series.  Each Fund offers two classes of shares: Investor Class and I Class shares.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS

This section will help you compare the investment objectives, principal investment strategies and principal risks of the Acquired Fund and the Acquiring Fund.

Investment Objective

The investment objective of each Fund is similar.  The investment objective of the Acquired Fund is capital appreciation, while the investment objective of the Acquiring Fund is long-term capital appreciation.

Principal Investment Strategies

The principal investment strategies of each Fund are very similar.  Under normal market conditions, each Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  Each Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  Both Funds consider small-cap companies to be those companies with market capitalizations of less than $3 billion dollars, measured at the time of purchase.  The Funds may invest up to 20% of net assets in equity securities of companies with larger market capitalizations.

Both Funds invest primarily in common stocks and other equity securities (such as preferred stocks, warrants and convertible bonds).  While both Funds’ investments will primarily be in domestic U.S. securities, each Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The investment strategy employed by FBR Fund Advisers, Inc., the investment adviser to each Fund (the “Adviser”), to achieve each Funds’ investment objective is the same.  When evaluating securities to purchase, the Adviser makes investment decisions for each Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for a Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

The Funds differ in certain respects.  First, the Acquired Fund invests primarily in those small-cap companies that are listed on a U.S. securities exchange or NASDAQ and expected to experience earnings growth.  The Acquiring Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.  The Acquired Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).  The Acquiring Fund does not consider IPOs to be a principal investment strategy.

Risks Related to Principal Investment Strategies

The following summarizes the principal risks of investing in the Funds.  Because the Funds have similar principal investment strategies, they are subject to similar risks. The risks below apply to both Funds unless otherwise noted.  However, the fact that a risk is not listed as a principal risk for one or both Funds does not necessarily mean that the Funds are not subject to that risk.

Market Risks. Loss of money is a risk of investing in the Funds. The net asset value of the Funds can be expected to change daily and you may lose money. As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.

Equity Investments. Because the Funds invest in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect a Funds’ performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Funds are invested in temporary defensive positions, the Funds may not achieve their investment objective. For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.

Small-Cap Investments. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies. Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Foreign Investments. Investing in foreign securities presents unique investment risks. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. The Funds may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification. Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

IPO Investments. The Acquired Fund’s investments in IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal year ended October 31, 2009 for the Funds.  Pro forma numbers are estimated in good faith and are hypothetical.

Fees and Expenses - Investor Class Shares

Shareholder Transaction Fees (paid by you directly)	FBR Pegasus Small Cap Growth Fund™ – Investor Class	FBR Pegasus Small Cap Fund™ – Investor Class	FBR Pegasus Small Cap Fund™ – Investor Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	2.72%	1.58%	1.15%
Total Fund Operating Expenses	3.87%	2.73%	2.30%
Fee Expense Reimbursement[1]	(2.42)%	(1.27)%	(0.85)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.45%	1.46%	1.45%

Fees and Expenses - I Class Shares

Shareholder Transaction Fees (paid by you directly)	FBR Pegasus Small Cap Growth Fund™ – I Class	FBR Pegasus Small Cap Fund™ – I Class	FBR Pegasus Small Cap Fund™ – I Class Pro Forma Combined
Maximum sales charge (load) on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (paid from Fund assets)
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None	None
Other Expenses	13.88%	15.32%	2.60%
Total Fund Operating Expenses	14.78%	16.22%	3.50%
Fee Expense Reimbursement[1]	(13.58)%	(15.02)%	(2.30)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.20%	1.20%	1.20%

[1]

For both Funds, the Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent Total Annual Fund Operating Expenses for Investor Class and I Class shares exceed 1.45% and 1.20%, respectively, of a Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).  The Adviser has agreed to maintain these expense limitations through February 28, 2013.  The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursements do not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in the Adviser incurred the expense. The agreement may only be terminated by the Funds’ Board.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  The examples reflect the contractual fee waivers of the Adviser through the end of its term.  Your actual costs may be higher or lower.

Fund	1 year	3 years	5 years	10 years
FBR Pegasus Small Cap Growth Fund™
Investor Class	$148	$459	$1,328	$3,588
I Class	$122	$381	$3,371	$8,635

FBR Pegasus Small Cap Fund™
Investor Class	$149	$462	$1,082	$2,759
I Class	$122	$381	$3,613	$9,008

FBR Pegasus Small Cap Fund™ Pro Forma Combined
Investor Class	$148	$459	$983	$2,424
I Class	$122	$381	$1,176	$3,269

COMPARISON OF SALES LOAD, DISTRIBUTION AND
SHAREHOLDER SERVICING ARRANGEMENTS

Both Funds offer Investor Class and I Class shares, which have the same class-specific features with respect to each Fund.  All classes of shares of the Funds are sold at NAV without any sales charge.

COMPARISON OF PURCHASE, REDEMPTION AND
EXCHANGE POLICIES AND PROCEDURES

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. More complete information regarding the Funds may be found in Exhibit B to this Information Statement/Prospectus.

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement and Plan of Reorganization.  Significant provisions of the Agreement and Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Agreement and Plan of Reorganization provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; and (ii) the distribution of shares of the Acquiring Fund to shareholders of Acquired Fund, as provided for in the Agreement and Plan of Reorganization. The Acquired Fund will then be terminated and liquidated.

After the Reorganization, each shareholder of the Acquired Fund will own Investor Class and I Class shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Investor and I Class shares, respectively, of the Acquired Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Acquiring Fund will not be represented by physical certificates.

Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem or exchange their shares.

The obligations of the Funds under the Agreement and Plan of Reorganization are subject to various conditions, including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  The Agreement and Plan of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Exhibit A to review the terms and conditions of the Agreement and Plan of Reorganization.

Reasons for the Reorganization and Board Considerations

 The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on May 5, 2010.  At this meeting, representatives of the Adviser provided, and the Board reviewed, information about the proposed Reorganization.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that the Reorganization is in the best interests of both Funds and their shareholders and that the interests of the Funds and their shareholders would not be diluted as a result of the Reorganization. The Board took note of the fact that the Reorganization is being conducted in accordance with applicable rules under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant conditions were satisfied in connection with the Reorganization and that shareholders of the Acquired Fund would receive prior notice of the Reorganization.

Representatives of the Adviser had informed the Board of Trustees that they had determined that the Reorganization would be advisable and in the best interests of the Acquired Fund, the Acquiring Fund, and their shareholders because the primary purpose of the Reorganization is to combine two funds with similar investment strategies and investments into a single fund having a larger asset base which has the potential to produce economies of scale by spreading costs over a larger base of assets.   The Adviser informed the members of the Board that it had determined that it was advisable for them to offer only one fund with a small-cap strategy at the present time and that the Acquiring Fund’s strategy was the small-cap strategy that they intended to offer to investors.  The Board took note of the fact that the portfolio manager is the same for both Funds and that he will continue to serve as the portfolio manager of the Acquiring Fund and that he will continue to utilize the same investment strategy that he currently employs for the Acquiring Fund.

The Board of Trustees of the Trust, in recommending the proposed Reorganization, considered a number of factors in connection with this decision.  Among the factors considered by the Board were: (1)  the terms of the proposed Reorganization, including the anticipated tax-free nature of the transaction for the Funds and their shareholders; (2) that the investment objectives and principal investment strategies of the Funds are similar, while the Acquired Fund maintains a particular emphasis on growth oriented investments; (3) that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the two Funds; (4) the operating expense ratios of the Funds and the potential for lower operating expenses for the Funds as a result of the Reorganization; (5) that the portfolio manager for both Funds is the same and that he will continue managing the Acquiring Fund following the completion of the transaction; (6) the investment performance of the Funds and the fact that the Acquiring Fund and the Acquired Fund have had similar performance results for the period since the Acquiring Fund’s inception; and (7) that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the transaction.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free Reorganization under Section 368 of the Internal Revenue Code of 1986, as amended.  Accordingly, pursuant to this treatment, neither the Acquired Fund nor its shareholders, nor the Acquiring Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transaction contemplated by the Agreement and Plan of Reorganization.  As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Funds, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Fund’s investment company taxable income for the taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward).  Such dividends will be included in the taxable income of the Fund shareholders.  In connection with the Reorganization, it is anticipated that the Acquired Fund will sell certain of its portfolio securities which are not intended to be retained by the Acquiring Fund.  The sales of these portfolio securities may cause potentially adverse tax results for certain taxable investors because such sales may result in the recognition of capital gains, depending upon the specific circumstances of the portfolio security.

There may be a limitation on the amount of any capital loss carryover that may be utilized after the Reorganization. Any restrictions on the utilization of capital loss carryforwards will depend on the facts and circumstances at the time of the Closing of the Reorganization. Prior to the Reorganization, the Acquired Fund had approximately $19.5 million in capital loss carryovers; the use of some of these capital loss carryovers may be limited after the Reorganization. Capital loss carryovers are considered valuable because they can reduce a fund’s future taxable income and thus reduce the taxable amount distributed to fund shareholders.

The proposed Reorganization will affect the use of these capital loss carryovers in two respects. The first concerns the “sharing” of them with the shareholders of the Acquiring Fund. If there were no Reorganization, these capital loss carryovers would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, they carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the Acquiring Fund (i.e., both pre-Reorganization shareholders of the Acquiring Fund and pre-Reorganization shareholders of the Acquired Fund).

The second manner in which the Reorganization will affect the use of the capital loss carryovers and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Very generally, in certain circumstances, the Code imposes various limitations on the use of loss carryovers following an acquisition, if an ownership change is deemed to occur. Here, the Reorganization, combined with certain other events, may cause such an ownership change for the Acquired Fund.  In such a case, the amount of such loss carryovers that can be used each year to offset post-acquisition income would generally be limited to an amount equal to the “federal long-term tax-exempt rate” (the applicable rate for June 2010 was 4.01%) multiplied by the value of the “loss corporation’s” equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. These limitations would result in a forfeiture of the ability to use approximately $10.5 million of the Acquired Fund’s capital losses (based on the Acquired Fund’s value as of March 31, 2010). However, there is no assurance that such losses would be used even in the absence of the Reorganization.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The Adviser is responsible for all expenses related to the Reorganization and neither of the Funds will incur any of the expenses related to the transaction.

ADDITIONAL INFORMATION ABOUT THE FBR FUNDS

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees of the Trust.  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the SEC as an investment adviser.  As of March 31, 2010, it managed approximately $1.5 billion of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets Corp.

Pursuant to its Investment Advisory Agreements with the Funds, for its services to the Funds, the Adviser is entitled to receive a monthly fee at an annual rate of 0.90% of the average daily net assets of each of the Funds.  The Adviser may periodically waive all or a portion of its advisory fee with respect to either Fund.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory agreements is available in the Funds’ annual shareholder report for the fiscal year ended October 31, 2009.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the FBR Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Manager

Robert C. Barringer has served as portfolio manager of the Acquired Fund since July 2004 and the portfolio manager of the Acquiring Fund since its commencement of operations in February 2007.   Mr. Barringer holds a B.A. and a MBA and has a CFA designation.  Prior to joining FBR Fund Advisers in May 2004, Mr. Barringer held positions as either an analyst or a co-portfolio manager with Citizens Funds since February 2001.

Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of shares of the Funds he manages is available in the Funds’ SAI.

Performance of the FBR Pegasus Small Cap Fund™

The accompanying tables give an indication of the risks of investing in the Acquiring Fund by showing changes in the Acquiring Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of the Russell 2000 Index, which is a broad-based securities market index.  The bar chart shows the annual total return of the Investor Class shares, the Acquiring Fund’s oldest class of shares, for the years indicated, together with the best and worst quarters during those years.  Due to differing expenses, the performance of I Class shares, not shown in the bar chart, would be higher than that shown for Investor Class shares.  Past performance of the Acquiring Fund (before and after taxes) is not necessarily an indication of future performance.

FBR Pegasus Small Cap Fund™ – Investor Class

Best Quarter - Quarter ended September 30, 2009	18.19%
Worst Quarter - Quarter ended December 31, 2008	(18.59)%

Average Annual Total Returns For the periods ended December 31, 2009	1 Year	Since Inception*
FBR Pegasus Small Cap Fund™ – Investor Class Return Before Taxes	29.22%	1.76%
Return After Taxes on Distributions	27.93%	1.35%
Return After Taxes on Distributions and Sale of Fund Shares	19.06%	1.27%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	(6.65)%
FBR Pegasus Small Cap Fund™ – I Class Return Before Taxes	29.39%	(3.44)%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	27.17%	(8.99)%

*    The Fund’s Investor Class and I Class shares commenced operations on February 28, 2007 and May 30, 2008, respectively.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.  After tax-returns are shown only for the Investor Class shares. The after-tax returns of the I Class shares will vary from those shown for the Investor Class shares.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The fiscal year end of the Funds is October 31. The financial highlights of the Investor Class shares and the I Class shares of the Funds are contained in the Funds’ most recent semi-annual report dated April 30, 2010 and are also included in the Funds’ annual report dated October 31, 2009.  The financial highlights for the fiscal years ended October 31, 2009 in the Funds’ annual report and in the semi-annual report have been audited by Tait, Weller & Baker, LLP, the Funds’ independent registered public accounting firm.  The financial highlights relating to the Acquiring Fund are included in Exhibit D to this Information Statement/Prospectus.

Form of Organization

The Funds are non-diversified series of The FBR Funds, an open-end management investment company organized as a Delaware statutory trust.  The FBR Funds is governed by a Board of Trustees consisting of 5 members.

Distributor and Administrator

FBR Investment Services, Inc., 1001 Nineteenth Street North, Arlington, Virginia, 22209 is the Funds’ distributor, and JPMorgan Chase Bank N.A., P.O. Box 5354, Cincinnati, Ohio 45201 is the Funds’ administrator.

Capitalization

The table below provides information regarding the capitalization of the Funds for the period ended April 30, 2010 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at NAV.

	FBR Pegasus Small Cap Growth Fund™	FBR Pegasus Small Cap Fund™	Share Adjustments	FBR Pegasus Small Cap Fund™ Pro Forma Combined
Net Assets
Investor	$20,059,604	$13,483,026		$33,542,630
I Class	8,678,187	110,209		8,788,396

Shares Outstanding
Investor	1,731,266	1,169,481	(6,646)	2,894,101
I Class	864,962	10,637	612	876,211

Net Asset Value Per Share
Investor	$11.59	$11.53		$11.59
I Class	10.03	10.36		10.03

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Board of Trustees (the “Board”) of The FBR Funds, a Delaware statutory trust with its principal place of business at 1001 Nineteenth Street North, Arlington, Virginia (the “Trust”), deems it advisable that FBR Pegasus Small Cap Fund (the “Acquiring Fund”), a series of the Trust, and FBR Pegasus Small Cap Growth Fund (the Acquired Fund”), also a series of the Trust, engage in the reorganization described below.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation  (the “Agreement”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the classes of shares of beneficial interest of the Acquiring Fund as listed in Schedule A (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of the Trust has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of the Trust has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Funds, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of the Acquiring Fund and the Acquired Fund separately, hereby covenants and agrees as follows:

1.         TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.       Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.      The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.       The Acquiring Fund shall assume all of the liabilities of the Acquired Fund.   The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4.       Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Schedule A, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Schedule A) and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date.  All issued and outstanding classes of Acquired Fund shares as listed in Schedule A will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.5.       Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6.       Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7.       As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.         VALUATION

2.1.      The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (after the declaration of any dividends) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board.

2.2.      All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by the Acquiring Fund’s record keeping agent and by each  Fund’s respective independent registered public accountants.

3.         CLOSING AND CLOSING DATE

3.1.       The Closing Date shall be August 27, 2010, or such other date as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2.       The Trust shall direct JPMorgan Chase Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to each Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Trust on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.       The Trust shall direct JPMorgan Chase Bank, N.A. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares (of the classes listed in Schedule A) owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.         REPRESENTATIONS AND WARRANTIES

4.1.       Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of each Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Funds;

(f)            The Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to the Acquired Fund as of the Closing Date;

(h)           Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of the its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities and Schedule of Investments of the Acquired Fund dated October 31, 2009 and the related Statements of Operations and Changes in Net Assets for the year then ended, have been audited by Tait, Weller & Baker, LLP., an independent registered public accounting firm, included in its report dated December 30, 2009, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of their operations and the changes in their net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            The Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited statement of assets, liabilities and capital and a schedule of investments of the Acquired Fund, as of April 30, 2010.  These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund as of such date not disclosed therein;

(k)           Since October 31, 2009, there have not been any material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m)          For each taxable year of its operation (including the taxable year that includes or closes on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

(n)           All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into the Acquired Fund shares;

(o)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquired Fund, and, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)           The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

(q)           The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)            The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses that have not previously been disclosed to the Acquiring Fund; and

(s)           The Acquired Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

4.2.        Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Trust as follows:

(a)           The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of each Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to its assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)           The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(g)           Except as otherwise disclosed in writing by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(i)            The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(j)            Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Schedule A), will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(k)           The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(l)            The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(m)          On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(n)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code.

5.         COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.        The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Schedule A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.        Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4.        Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.        As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Schedule A) received at the Closing.

5.6.        The Acquiring Fund and the Acquired Fund shall each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7.        The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.        All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.        The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.        The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date;

6.4.        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

6.5.        The Trust, on behalf of the Acquired Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Trust), dated as of the Closing Date, covering the following points:

(a)           The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Funds’ properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company, and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)           The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c)           The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Trust, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d)           The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound;

(e)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Acquiring Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f)            The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust and applicable law; and

(g)           To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their respective properties or assets and neither the Trust nor the Acquiring Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.        All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.        The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.        The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.        The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Schedule A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.6.        The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Trust), covering the following points:

(a)           The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Funds’ properties and assets, and to carry on its business, including that of each Acquired Fund, as presently conducted;

(b)           The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c)           The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Trust, judgment or decree to which the Trust is a party or by which it is bound;

(d)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e)           The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f)            The outstanding shares of the Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g)           To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their respective properties or assets, and neither the Trust nor the Acquired Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.7.       Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing:  (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.8.       The Trust, on behalf of the Acquired Fund, shall have furnished to the Trust, on behalf of the Acquiring Fund, a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDs AND THE ACQUIRED FUNDs

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.       On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2.       All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3.       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4.       The parties shall have received the opinion of Dechert LLP addressed to the Trust, on behalf of the Acquiring Fund and the Acquired Fund substantially to the effect that, based upon certain facts, assumptions, and representations, for Federal income tax purposes:

(a)           The transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368 of the Code;

(b)           No gain or loss will be recognized by the Acquired Fund as a result of such transactions except with respect to certain contracts described in Section 1256(b) of the Code and stock in passive foreign investment companies, as defined in Section 1297(a) of the Code;

(c)           No gain or loss will be recognized by the Acquiring Fund as a result of such transactions;

(d)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the distribution to them by the Trust of the Acquiring Fund Shares in exchange for their shares of the Acquired Funds;

(e)           The basis of the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be the same as the basis of the shareholder's Acquired Fund shares immediately prior to such transactions;

(f)            The basis of the Acquired Fund Assets received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior the transactions;

(g)           A shareholder's holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and

(h)           The holding period of an Acquiring Fund with respect to the Acquired Fund Assets will include the period for which such Acquired Fund Assets were held by the Acquired Fund, provided that the Acquired Fund held such Acquired Fund Assets as capital assets.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust.  Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.4 of this Agreement.

9.         INDEMNIFICATION

9.1.        The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2.        The Trust agrees, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.       BROKERAGE FEES AND EXPENSES

10.1.     The Trust, on behalf of both the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.     The expenses relating to the proposed Reorganization will be borne by FBR Fund Advisers, Inc., the Acquired Fund, and/or the Acquiring Fund, as mutually agreed upon.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, legal fees and accounting fees with respect to the Reorganization,  and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.        ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.     The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.     The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquiring Fund or the Acquired Fund.

14.       NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Funds at:

The FBR Funds 1001 Nineteenth Street North Arlington, Virginia 22209 Attn: Edward M. Wheeler

With a copy to:
Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Attn : Patrick W.D. Turley, Esq.

15.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.     The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.          This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ___ date of __________, 2010.

THE FBR FUNDS on behalf of FBR Pegasus Small Cap Fund

   By:    ____________________________________

Name:  ___________________________________

Title:  ____________________________________

THE FBR FUNDS on behalf of FBR Pegasus Small Cap Growth Fund

   By:    ____________________________________

Name:  __________________________________

Title:  ___________________________________

FBR FUND ADVISERS, INC. (solely with respect to Section 10.2)

   By:    ___________________________________

Name:  __________________________________

Title:  ___________________________________

SCHEDULE A

ACQUIRING FUND (a series of The FBR Funds)	ACQUIRED FUND (a series of The FBR Funds)
FBR Pegasus Small Cap Fund	FBR Pegasus Small Cap Growth Fund
Investor Class	Investor Class
I Class	I Class

Sch. A

EXHIBIT B

THE FBR FUNDS

SHAREHOLDER INFORMATION

(Investor Class and I Class)

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form.  You pay no sales charges to invest in the Funds.

DETERMINATION OF NET ASSET VALUE

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”).  Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the Funds’ next determined NAV.

Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares then outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith, by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

HOW TO BUY SHARES

GENERAL

You may buy shares of the Funds on any Business Day.  The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment minimum requirements at any time.

Investor Class Shares

The minimum initial investment is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan, the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments.

I Class Shares

I Class shares are only available for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, FBR Fund Advisers, Inc. (“FBR Fund Advisers”), or affiliates of the Adviser.  The minimum initial investment is $1,000,000.  There is no minimum requirement for subsequent investments.  The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment requirements at any time.

If you no longer meet the minimum investment for I Class shares for any reason other than due to market fluctuations, the Funds may convert your I Class shares to Investor Class shares.  You will be notified in writing before any such conversion to Investor Class shares.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above.  The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

BUYING SHARES THROUGH THE DISTRIBUTOR, OTHER AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, or wire Federal Funds.  The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus.  You should contact your Investment Professional concerning these fees and conditions (if any).  Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

FBR Services reserves the right to designate Authorized Broker-Dealers at its sole discretion, reject any specific purchase request and to suspend distribution through the Distributor or any such Authorized Broker-Dealers.  In addition, FBR Services may choose not to offer or open certain funds until such time as it deems appropriate.

BUYING SHARES THROUGH THE TRANSFER AGENT (INVESTOR CLASS SHARES ONLY)

To purchase shares through the Transfer Agent, you should complete the application (the “Account Application”) accompanying this Prospectus and forward it with payment by check drawn on a U.S. or Canadian bank to The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to The FBR Funds, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.  You may make additional purchases of shares by mailing a check drawn on a U.S. or Canadian bank to the same address.  If you pay for shares by check, the shares will be priced at the NAV next determined after the Transfer Agent receives the check in proper form. No cash, money orders, traveler’s checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks will be accepted.  The Funds may accept cashier’s checks or official checks for the purpose of a transfer or rollover.  In some instances, the Funds will accept third party checks, however, to protect against check fraud, the Funds may reject any purchase request involving a check that is not made payable to “The FBR Funds” (including, but not limited to, requests to purchase shares using third-party checks).  The availability of funds purchased by check may be subject to a hold up to 10 business days.

If your check does not clear, for any reason, the Transfer Agent will cancel your purchase and charge you for any loss to the Fund.  You may also be prohibited from future purchases.

You may also purchase shares by federal wire.  Call the Transfer Agent at 888.888.0025 prior to sending the wire to ensure you use the correct wiring instructions.  There is no charge from the Funds to make a wire purchase, however your bank may charge a fee for handling wire transfers.  All wires must be denominated in U.S. Dollars.

You should also notify the Transfer Agent before wiring funds for additional purchases.

The Transfer Agent will not process purchases or redemptions until it receives a fully completed and signed Account Application.

IN-KIND PURCHASES

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser.  Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations.  The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser.  If you are considering buying shares in this manner, please call 888.888.0025.

SYSTEMATIC INVESTMENT PROGRAM (INVESTOR CLASS SHARES ONLY)

The Systematic Investment Program allows you to buy shares of a Fund at regular intervals.  If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount every month or quarter, on the fifth and/or twentieth day of the month.  A minimum initial investment of $500 is required to enroll in the Systematic Investment Program, and a $50 minimum for all subsequent systematic investments.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Program.  If you want to participate in the Systematic Investment Program, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms.

The Systematic Investment Program does not assure a profit and does not protect against loss in declining markets. The Funds may modify or terminate the Systematic Investment Program at any time or charge a service fee.  No fee is currently charged or contemplated.

HOW TO REDEEM SHARES

GENERAL

You may redeem (sell) your shares on any Business Day.  The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund.  This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below the minimum investment required due to redemptions.  If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over the minimum investment required.  You will not be required to redeem your account if it has fallen below the minimum investment required due to market fluctuations.

FREQUENT TRADING POLICY AND REDEMPTION FEE

All Classes

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. Frequent trading into and out of a Fund can have adverse consequences for the Fund and long-term shareholders. The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders, (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need, (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses), and (d) incur additional tax liability.  To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done  no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust.  The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Investor Class Shares

Redemption fees will not apply to the following transactions in participant directed retirement plans (such as 401k, 403b and 457 plans): (1) redemptions due to loans; (2) required minimum distributions; (3) plan or participant termination; and (4) redemptions and exchanges on initial payroll or employer contributions.

REDEEMING THROUGH THE DISTRIBUTOR, AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

REDEEMING THROUGH THE TRANSFER AGENT (INVESTOR CLASS SHARES ONLY)

Some circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud.  We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a Medallion program.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

Some of the circumstances that may require an original Medallion signature guarantee from one of the above programs include:

  Redemption proceeds that exceed $100,000;

  Proceeds that are not being paid to the owner of record, including the transfer of assets;

  Proceeds that are being sent to an address other than the address of record;

  Proceeds to be paid by check to an address of record that has been changed within 30 days; and

  Proceeds being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption.  Contact the Transfer Agent for requirements.

REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

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If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application that redemption proceeds are to be sent by wire transfer to a specific checking or savings account.  In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected.  We charge a transaction fee of $10.00 for payments by wire.  This fee may be waived for certain institutional accounts and broker/dealer accounts.  Your bank may also charge a fee for receiving the wire.

In order to protect your investment assets, the Funds will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and the Funds will not be liable, in those cases.  The Funds have certain procedures to confirm that telephone instructions are genuine.  Some of these procedures may include requiring personal identification; making checks payable only to the owner(s) of the account shown on the Funds’ records; mailing checks only to the account address shown on the Funds’ records; directing wires only to the bank account shown on the Funds’ records; providing written confirmation for transactions requested by telephone and tape recording instructions received by telephone.  The Funds reserve the right to refuse any transaction they believe to not be genuine.

REDEMPTION IN-KIND

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

AUTOMATIC WITHDRAWAL (INVESTOR CLASS SHARES ONLY)

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis.  You must have a minimum account balance of $10,000 in a Fund to enroll in the automatic withdrawal program.  We will redeem shares in your account for this purpose. As with other redemptions, we will charge a 1% fee for shares redeemed that have been held 90 days or less (see “Frequent Trading Policy and Redemption Fee”).  You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent.  If, as a result of your automatic withdrawals, your account balance in a Fund falls below $1,000, it may be subject to the minimum account balance requirements.  You may cancel the automatic withdrawal at any time.  The Funds reserve the right to cancel the plan if, on two or more consecutive months, there has been insufficient shares in your account.  The Funds may modify or terminate the automatic withdrawal program at any time.

SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

You may invest in each Fund through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.  To determine which type of retirement plan is appropriate for you, please contact your tax adviser.  For further information about Fund sponsored Traditional, Roth and SEP IRA plans, please call the Transfer Agent.

B-7

EXCHANGE PRIVILEGE

All Classes

You may exchange your shares of a Fund for the same class of shares of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025.  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans).  You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent.  You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege.  You may add a telephone exchange feature to an existing account that previously did not provide for this option.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account.  If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above.  See “Redeeming Through the Transfer Agent.”

We reserve the right to modify, restrict, or reject any exchange request if the Fund or Distributor of the FBR Fund determines it is in the best interest of the Funds and its shareholders. The Fund may also revoke the privilege for all shareholders upon 60 days’ notice.

OTHER IMPORTANT INVESTMENT INFORMATION

DISTRIBUTION FEES (INVESTOR CLASS SHARES ONLY)

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

B-8

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays any dividends from its net investment income, if any, annually.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution.  If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment.  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

FEDERAL TAX CONSIDERATIONS

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  These tax considerations are generally not applicable to investors in qualified retirement plans.  You should consult your tax adviser about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

B-9

  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire in 2010.  After 2010, the capital gains will be taxed at 20% and qualifying dividends will be taxed at ordinary income tax rates, unless there is a change in law.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Foreign shareholders may be subject to different federal tax consequences, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends from the Funds.

TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

 B-10

SHAREHOLDER SERVICES AGREEMENTS (INVESTOR CLASS SHARES ONLY)

The Funds are authorized to enter into Shareholder Services Agreements pursuant to which each Fund is entitled to make payments to certain entities which may include investment advisers, brokers, dealers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of a Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider a shareholder service fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

PAYMENTS TO THIRD PARTIES BY THE ADVISER AND ITS AFFILIATES

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is in addition to any Distribution (Rule 12b-1) Fees paid by the Funds to such intermediaries.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

B-11

EXHIBIT C

CONTROL SHAREHOLDERS

As of the Record Date, the following persons owned beneficially or of record 5% or more of the outstanding shares of the class identified of the Funds:

Fund Name and Class	Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class*

*    A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.  The information presented above reflects ownership of a class of shares of a Fund. Shareholders of each Fund will be voting together in the aggregate on each proposal and not a per class basis.

C-1

EXHIBIT D

FINANCIAL HIGHLIGHTS OF THE Acquiring FUND

The financial highlights tables on the following pages are intended to help you understand the Acquiring Fund’s financial performance for the period of its operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions, if any).  The information for the Acquiring Fund for the fiscal years ended October 31, 2007, 2008 and 2009 has been audited by Tait, Weller & Baker, LLP, whose report, along with the Acquiring Fund’s audited financial statements, are included in the current annual report, which is available upon request.  The information for the six-month period ended April 30, 2010 is unaudited.

FBR Pegasus Small Cap Fund™ – Investor Class

		For the Years Ended October 31,
	For the Six-Month Period Ended April 30, 2010* (Unaudited)	2009	2008	For the Period Ended October 31, 2007*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$ 9.51	$ 8.44	$ 11.85	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]	0.05	0.01	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	2.00	1.04	(3.35)	1.89
Net Increase from Payments by Affiliates	-	0.01	-	-

Total from Investment Operations	2.05	1.06	(3.38)	1.85

Distributions to Shareholders:
From Net Investment Income	(0.03)	-	-	-
From Net Realized Gain	-	-	(0.04)	-

Paid-in Capital from Redemption Fees[4]	0.00	0.01	0.01	0.00[5]

Net Increase (Decrease) in Net Asset Value	2.02	1.07	(3.41)	1.85
Net Asset Value - End of Period	$ 11.53	$ 9.51	$ 8.44	$ 11.85

Total Investment Return[6]	25.03%(A)	12.68%[7]	(28.49)%	18.50%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.45%(B)	1.46%	1.74%	1.95%(B)
Expenses Before Waivers and Related Reimbursements	2.18%(B)	2.73%	3.55%	3.77%(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]	0.50%(B)	0.10%	(0.36)%	(0.61)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.23)%(B)	(1.17)%	(2.17%)	(2.43)%(B)

Supplementary Data:
Portfolio Turnover Rate	109%(A)	226%	207%	107%(A)
Net Assets at End of Period (in thousands)	$13,483	$ 10,585	$ 3,998	$ 4,900

_______________

*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
1

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

3

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7

The Fund’s total return consists of a voluntary reimbursement by the Adviser for a realized loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of 0.12%. If the Adviser had not made a capital contribution to the Fund, the total return would have been 12.56%. See Note 8.

(A)	Not Annualized
(B)	Annualized

FBR Pegasus Small Cap FundTM – I Class

	For the Six-Month Period Ended April 30, 2010* (Unaudited)	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$ 8.59	$ 7.62	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]	0.06	0.03	0.01
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.77	0.93	(2.39)
Net Increase from Payments by Affiliates	-	0.01	-

Total from Investment Operations	1.83	0.97	(2.38)

Distributions to Shareholders:
From Net Investment Income	(0.06)	-	-

Net Increase (Decrease) in Net Asset Value	1.77	0.97	(2.38)

Net Asset Value - End of Period	$10.36	$ 8.59	$ 7.62

Total Investment Return[4]	25.21%(A)	12.73%[5]	(23.80)% (A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.20%(B)	1.20%	1.20%(B)
Expenses Before Waivers and Related Reimbursements	16.76%(B)	16.22%	4.56%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	0.75%(B)	0.44%	0.23%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(14.82)%(B)	(14.58)%	(3.13)% (B)

Supplementary Data:
Portfolio Turnover Rate	109%(A)	226%	207%
Net Assets at End of Period (in thousands)	$ 110	$ 86	$ 76

_________________

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
1

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

3

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

4

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

5.

The Fund’s total return consists of a voluntary reimbursement by the Adviser for a realized loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of 0.13%. If the Adviser had not made a capital contribution to the Fund, the total return would have been 12.60%. See Note 8.

(A)	Not Annualized
(B)	Annualized

PART B

The FBR Funds

Statement of Additional Information

July __, 2010

Acquisition of the Assets and Liabilities of FBR Pegasus Small Cap Growth FundTM (the “Acquired Fund”), a series of The FBR Funds, 1001 Nineteenth Street North, Arlington, VA 22209	By and in Exchange for Shares of FBR Pegasus Small Cap FundTM (the “Acquiring Fund”), a series of The FBR Funds, 1001 Nineteenth Street North, Arlington, VA 22209

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Funds will be transferred to the Acquiring Fund. (Together, the Acquired Fund and Acquiring Fund are referred to as the “Funds”.)

This Statement of Additional Information of The FBR Funds also includes the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

  The Statement of Additional Information for the Funds dated February 26, 2010 (Accession Number  0001003297-10-000049);

  The Financial  Statements of the Funds as included in the Funds’ Annual Report filed for the year ended October 31, 2009 (Accession Number 0001209286-10-000003);

  The Financial Statements (unaudited) of the Funds as included in the Funds’ Semi-Annual Report filed for the six-month period ended April 30, 2010 (Accession Number [ ]).

This Statement of Additional Information is not a prospectus.  An Information Statement/Prospectus dated July __, 2010 relating to the reorganization of the Acquired Fund may be obtained, without charge, by contacting the Funds at 1001 Nineteenth Street North, Arlington, VA 22209, or calling toll free 1.888.888.0025.  This Statement of Additional Information should be read in conjunction with the Information Statement/Prospectus.

B-1

FINANCIAL STATEMENTS

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting The FBR Funds at P.O. Box 5354, Cincinnati, OH 45201-5354 or calling toll free 1.888.888.0025.

Shown below are the financial statements for the FBR Pegasus Small Cap Growth Fund™ (the “Acquired Fund”) and the FBR Pegasus Small Cap Fund™ (the “Acquiring Fund”) as of the dates indicated and pro forma financial statements for the combined FBR Pegasus Small Cap Fund™ (the “Combined Fund”) assuming the Reorganization is consummated as of April 30, 2010.  The first table presents the Schedule of Investments for each Fund and estimated pro forma figures for the Combined Fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the pro forma Financial Statements.

B-2

Schedule of Investments

as of April 30, 2010

FBR Pegasus Small Cap Fund

FBR Pegasus Small Cap Growth Fund

FBR Pegasus Small Cap Fund Pro Forma Combined

(unaudited)

	FBR Pegasus Small Cap Growth Fund		FBR Pegasus Small Cap Fund		FBR Pegasus Small Cap Fund Pro Forma Combined
		Market		Market		Market
Common Stock	Shares	Value	Shares	Value	Shares	Value

Commercial Services
Corrections Corporations of America*	10,622	$220,088			10,622	$220,088
Factset Research Systems Inc*	1,825	137,276			1,825	137,277
Korn-Ferry International*	16,296	264,158			16,296	264,158
Lamar Advertising Co Class ‘A’			5,700	$212,154	5,700	212,154
Morningstar Inc	11,990	563,650			11,990	563,650
Watson Wyatt Worldwide Inc Class ‘A’*	2,300	110,400			2,300	110,400
Wright Express Corp	9,110	309,467			9,110	309,467
		1,605,039		212,154		1,817,193

Consumer Durables
Fossil Inc	9,400	365,660			9,400	365,660
Lennar Corp			5,400	107,460	5,400	107,460
Polaris Industries Inc	8,400	497,028			8,400	497,028
Snap-on Inc			2,800	134,904	2,800	134,904
Tupperware Brands Corp			1,900	97,033	1,900	97,033
		862,688		339,397		1,202,085

Consumer Non-Durables
Deckers Outdoor Corp	3,900	548,262			3,900	548,262
Delmonte Foods			7,000	104,580	7,000	104,580
Lancaster Colony Corp			1,550	85,203	1,550	85,203
Lance Inc	18,788	435,506			18,788	435,506
NBTY Inc			2,800	113,904	2,800	113,904
Madden (Steven)	9,400	544,824			9,400	544,824
Skechers USA Inc Class ‘A’			4,600	176,410	4,600	176,410
Treehouse Foods Inc.			2,200	93,038	2,200	93,038
Under Armour Inc*	9,575	323,156			9,575	323,156
Wolverine Worldwide Inc			6,500	198,965	6,500	198,965
		1,851,748		772,100		2,623,848

Consumer Services
Ameristar Casinos Inc*			5,400	101,682	5,400	101,682
Bally Technologies Inc	13,700	631,844			13,700	631,844
Catalyst Health Solutions Inc	11,000	465,410	3,100	131,161	14,100	596,571
Chipotle Mexican Grill*	1,000	134,910			1,000	134,910
Orient Express Hotels Ltd Cls ‘A’*	43,000	586,950			43,000	586,950
Penn National Gaming Inc	30,900	956,664			30,900	956,664
Panera Bread Co Class ‘A’	3,700	288,378			3,700	288,378
Rollins Inc	5,000	108,750	6,070	132,022	11,070	240,772
		3,172,906		364,865		3,537,771

Distribution Services
Owens & Minor Inc	9,754	306,763			9,754	306,763
Pool Corp*			11,300	277,189	11,300	277,189
		306,763		277,189		583,952

Electronic Technology
Adtran Inc			4,550	121,804	4,550	121,804
Arris Group Inc			12,000	147,480	12,000	147,480
Atmi Inc	31,200	565,656			31,200	565,656
Brocade Comm	75,000	486,750			75,000	486,750
Cymer Inc			3,500	119,525	3,500	119,525
Emulex Corp	42,000	493,500	9,800	115,150	51,800	608,650
International Rectifier Corp			8,400	193,368	8,400	193,368
Lexmark International Inc Class ‘A’	11,900	440,895			11,900	440,895
Polycom Inc	13,900	452,445	6,150	200,182	20,050	652,627
Qlogic Corp	19,525	378,199	6,250	121,063	25,775	499,262
Teradyne Inc	41,000	501,430			41,000	501,430
		3,318,875		1,018,572		4,337,447

B-3
	FBR Pegasus Small Cap Growth Fund		FBR Pegasus Small Cap Fund		FBR Pegasus Small Cap Fund Pro Forma Combined
		Market		Market		Market
Common Stock	Shares	Value	Shares	Value	Shares	Value

Energy Minerals
Arena Resources Inc			3,800	140,334	3,800	140,334
Atlas Energy Inc	5,700	205,656			5,700	205,656
Brigham Explorations	11,600	226,316			11,600	226,316
		431,972		140,334		572,306

Finance
American Equity Invt Life Hldg Co			9,500	99,940	9,500	99,940
American Financial Group Inc Ohio			4,435	130,522	4,435	130,522
Gallagher (Arthur J.) & Co			4,000	105,080	4,000	105,080
Ashford Hospitality Trust Inc*			30,800	286,440	30,800	286,440
Associated Banc-Corp			9,200	133,676	9,200	133,676
Astoria Financial Corp			13,000	209,820	13,000	209,820
Conseco Inc	93,500	551,650			93,500	551,650
City National Corp			1,950	121,446	1,950	121,446
Danvers Bancorp Inc	10,000	163,500			10,000	163,500
Diamondrock Hospit			24,758	272,090	24,758	272,090
East West Bancorp Inc			5,000	97,950	5,000	97,950
First American Corp			3,650	126,181	3,650	126,181
First Citizens Bancshares Inc			1,300	267,800	1,300	267,800
First Niagara Financial Group Inc*			13,200	183,480	13,200	183,480
Fulton Financial Corp			10,600	111,300	10,600	111,300
Huntington Bancshares Inc			18,000	121,860	18,000	121,860
Iberiabank Corp*	7,500	462,300	4,150	255,806	11,650	718,106
Investors Title Co	3,407	110,728			3,407	110,728
Janus Capital Group Inc	31,000	436,480			31,000	436,480
St Joe Co*	7,500	247,800			7,500	247,800
Lasalle Hotel Properties			10,900	287,215	10,900	287,215
MBIA Inc			12,300	117,834	12,300	117,834
Montpelier Re Holdings	17,384	288,574			17,384	288,574
MGIC Investment Corp	13,000	135,590	9,000	93,870	22,000	229,460
Optionsxpress Hldgs Inc			5,275	93,631	5,275	93,631
Popular Inc			30,000	118,200	30,000	118,200
Privatebancorp Inc			9,300	133,176	9,300	133,176
Protective Life Corp			4,800	115,536	4,800	115,536
Radian Group Inc	13,100	185,889			13,100	185,889
Sunstone Hotel Investors Inc	63,200	804,536			63,200	804,536
Susquehanna Bancshares	48,000	523,200	19,300	210,370	67,300	733,570
Tejon Ranch Co*	7,088	203,851			7,088	203,851
The PMI Group Inc			17,800	92,738	17,800	92,738
UDR Inc*	24,610	499,829			24,610	499,829
Webster Financial Corp			8,300	171,976	8,300	171,976
Wesco Financial Corp	828	313,853			828	313,853
White Mountains Insurance Group	827	284,157			827	284,157
Alleghany Corp	944	280,371			944	280,371
Zions Bancorp			6,400	183,872	6,400	183,872
		5,492,308		4,141,809		9,634,117

Health Services
Computer Programs & Systems Inc*			1,700	76,602	1,700	76,602
Emergency Medical Services L.P.	3,700	195,656			3,700	195,656
Health Grades Inc*	22,000	154,220			22,000	154,220
Lincare Hldgs Inc*			2,250	105,053	2,250	105,053
Pharmaceutical Product Development	12,800	352,000			12,800	352,000
Tenet Healthcare Corp*	97,616	610,100			97,616	610,100
VCA Antech Inc*	3,900	110,994			3,900	110,994
		1,422,970		181,655		1,604,625

B-4
	FBR Pegasus Small Cap Growth Fund		FBR Pegasus Small Cap Fund		FBR Pegasus Small Cap Fund Pro Forma Combined
		Market		Market		Market
Common Stock	Shares	Value	Shares	Value	Shares	Value

Health Technology
American Medical Systems Hldgs Inc			6,000	107,520	6,000	107,520
Biomarin Pharmaceutical	19,100	446,367			19,100	446,367
Bruker Corp	32,100	490,809			32,100	490,809
Biovail Corp Intl			4,000	68,000	4,000	68,000
Gen-Probe Inc	3,000	142,170			3,000	142,170
Impax Laboratories Inc	12,800	231,680			12,800	231,680
Kinetic Concepts Inc	3,350	145,055			3,350	145,055
Techne Corp	4,375	289,844			4,375	289,844
Vivus Inc*	10,700	109,033			10,700	109,033
		1,854,958		175,520		2,030,478

Industrial Services
Atwood Oceanics Inc	20,612	750,483	5,500	200,255	26,112	950,738
Core Laboratories NV*	750	112,417			750	112,417
Dresser Rand Group*			5,900	208,152	5,900	208,152
Gulfmark Offshore Inc*			4,700	162,009	4,700	162,009
Hercules Offshore Inc*			14,400	57,024	14,400	57,024
Kinder Morgan Management*	1	59			1	59
Rowan Cos Inc*			3,300	98,340	3,300	98,340
		862,959		725,780		1,588,739

Non-Energy Minerals
AK Steel Holding Corp			3,700	61,975	3,700	61,975
Century Aluminium			6,100	82,228	6,100	82,228
Horsehead Holding Corporation			7,500	89,100	7,500	89,100
Kaiser Aluminum Corp			2,400	96,456	2,400	96,456
Schnitzer Steel Com Stk Class ‘A’	8,850	477,900	2,400	129,600	11,250	607,500
		477,900		459,359		937,259

Process Industries
Graftech Intl Ltd			7,550	127,293	7,550	127,293
Newmarket Corp	5,784	636,240			5,784	636,240
Valspar Corp			4,000	125,280	4,000	125,280
		636,240		252,573		888,813

Producer Manufacturing
Smith (A.O.) Corp			3,625	187,159	3,625	187,159
Acuity Brands Inc			2,300	103,983	2,300	103,983
Armstrong World Industries Inc			3,000	130,650	3,000	130,650
Carlisle Cos Inc			3,410	128,659	3,410	128,659
General Cable Corp			4,500	128,565	4,500	128,565
Lincoln Electric Hldgs Inc			2,350	140,859	2,350	140,859
Robbins & Myers Inc	11,600	300,556			11,600	300,556
Simpson Mfg Co Inc			3,500	118,965	3,500	118,965
Tredegar Corp	16,814	286,847			16,814	286,847
		587,403		938,840		1,526,243

Retail Trade
Aeropostale Inc	15,200	441,408			15,200	441,408
Cabelas Inc			9,000	163,440	9,000	163,440
Foot Locker Inc			8,200	125,870	8,200	125,870
Hot Topic Inc*			9,500	72,580	9,500	72,580
J Crew Group	9,660	448,901			9,660	448,901
Jos A Bank Clothiers			3,750	228,225	3,750	228,225
Petmed Express Inc	20,000	442,800			20,000	442,800
Pricesmart Inc*	18,299	455,279			18,299	455,279
Radioshack Corp			4,200	90,510	4,200	90,510
Signet Jewelers Ltd			6,900	220,938	6,900	220,938
The Buckle, Inc			5,300	191,754	5,300	191,754
The Gymboree Corp			2,625	128,966	2,625	128,966
The Mens Wearhouse Inc			3,700	87,431	3,700	87,431
Williams-Sonoma Inc*			4,400	126,720	4,400	126,720
		1,788,388		1,436,434		3,224,822

B-5
	FBR Pegasus Small Cap Growth Fund		FBR Pegasus Small Cap Fund		FBR Pegasus Small Cap Fund Pro Forma Combined
		Market		Market		Market
Common Stock	Shares	Value	Shares	Value	Shares	Value

Technology Services
Henry Jack & Associates Inc	17,877	456,221	6,500	165,880	24,377	622,101
Micros Systems Inc	17,895	664,978	5,820	216,271	23,715	881,249
Microstrategy Inc.	3,300	252,780	2,400	183,840	5,700	436,620
Open Text Corp	2,575	108,536			2,575	108,536
Solera Holdings Inc	11,850	460,610	3,350	130,215	15,200	590,824
Sybase Inc*			1,550	67,239	1,550	67,239
Tibco Software Inc			14,900	169,860	14,900	169,860
		1,943,125		933,305		2,876,430

Transportation
Airtran Hldgs Inc			19,000	100,320	19,000	100,320
Genesee & Wyoming Inc Class ‘A’	12,875	503,413	6,400	250,240	19,275	753,653
Heartland Express Inc	35,900	593,786			35,900	593,786
Jetblue Airways Corp			15,000	83,850	15,000	83,850
Knight Transportation Inc	17,150	365,123			17,150	365,123
US Airways Group Inc*			7,800	55,146	7,800	55,146
Werner Enterprises Inc			5,250	117,705	5,250	117,705
		1,462,322		607,261		2,069,583

Utilities
Portland General Electric Co			5,100	101,388	5,100	101,388
Unisource Energy Corp			2,700	89,964	2,700	89,964
				191,352		191,352

Money Market Fund
JPM 100% Treasury-Morgan SH (EOD)	116,548	116,548	180,942	180,942	297,490	297,490

Total Investments		28,195,112		13,349,441		41,544,553

Other Assets Less Liabilities		642,032		243,794		885,826

Net Assets		28,837,144		13,593,235		42,430,379

* Security expected to be sold in connection with transaction.

Statement of Assets and Liabilities

For the Six Months Ended April 30, 2010

FBR Pegasus Small Cap Fund

FBR Pegasus Small Cap Growth Fund

FBR Pegasus Small Cap Fund Pro Forma Combined

(unaudited)

	FBR Pegasus Small Cap Fund	FBR Pegasus Small Cap Growth Fund	Pro Forma Adjustments	FBR Pegasus Small Cap Fund Pro Forma Combined

Assets
Investment Securities at Cost	11,576,535	26,113,971		37,690,506

Investment Securities at Value (Note 2)	13,349,441	28,195,112		41,544,553
Cash	253,717	701,162		954,879
Receivable for Capital Shares Sold	2,000	5,090		7,090
Dividends and Interest Receivable	14,846	4,089		18,935
Receivable from Adviser	7,833	3,552		11,385
Prepaid Expenses	18,362	22,871		41,233
Total Assets	13,646,199	28,931,876		42,578,075

Liabilities
Payable for Capital Shares Redeemed	21,724	43,489		65,213
Investment Advisory Fee Payable (Note 3)	10,850	22,534		33,384
Administration Fee Payable (Note 3)	693	959		1,652
Distribution and Service Fees Payable (Note 3)	2,732	4,235		6,967
Other Accrued Expenses	16,965	23,515		40,480
Total Liabilities	52,964	94,732		147,696

Net Assets	13,593,235	28,837,144		42,430,379

Net Assets Consist of:
Paid-in capital	10,362,367	26,259,097		36,621,464
Accumulated net investment income	1,392	(61,446)		(60,054)
Accumulated net realized gain (loss) on investments	1,456,570	558,352		2,014,922
Net unrealized appreciation on investments	1,772,906	2,081,141		3,854,047
Net Assets	13,593,235	28,837,144		42,430,379

Pricing of Investor Class Shares
Net assets attributable to Investor Class shares	13,483,026	20,059,604	99,353	33,641,983
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,169,481	1,731,266	17,126	2,917,873
Net Asset Value Per Share	11.53	11.59		11.53

Pricing of I Class Shares
Net assets attributable to I Class shares	110,209	8,678,187		8,788,396
Shares of Beneficial Interest Outstanding	10,637	864,962	(27,299)	848,300

Net Asset Value Per Share	10.36	10.03		10.36

Pricing of R Class Shares
Net assets attributable to R Class shares	-	99,353	(99,353)
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	-	10,000	(10,000)

Net Asset Value Per Share	-	9.94

Statement of Operations

For the Twelve Months Ended April 30, 2010

FBR Pegasus Small Cap Fund

FBR Pegasus Small Cap Growth Fund

FBR Pegasus Small Cap Fund Pro Forma Combined

(unaudited)

	FBR Pegasus Small Cap Fund	FBR Pegasus Small Cap Growth Fund	Pro Forma Adjustments	FBR Pegasus Small Cap Fund Pro Forma Combined

Investment Income
Dividends[1]	190,272	12,030		202,302
Interest	694	3		697
Total Investment Income	190,966	12,033	-	202,999
Expenses
Investment Advisory fees (Note 3)	100,770	81,223		181,993
Administration fees (Note 3)	4,042	3,364		7,406
Distribution and Service fees - Investor Class (Note 3)	27,768	19,223		46,991
Distribution and Service fees - R Class (Note 3)	-	432	(432)	-
Professional fees	34,604	36,272		70,876
Registration fees - Investor Class	14,866	13,256	(13,256)	14,866
Registration fees - I Class	13,557	12,053	(12,053)	13,557
Registration fees - R Class	-	12,324	(12,324)	-
Trustees’ fees	17,663	17,663	(17,663)	17,663
Shareholder administrative fees - Investor Class	10,770	7,613		18,383
Compliance fees	9,394	9,198		18,592
Accounting services fees	5,014	4,868		9,882
Transfer agent fees - Investor Class	15,922	10,715		26,637
Transfer agent fees - I Class	256	353		609
Transfer agent fees - R Class	-	253	(253)	-
Reports to shareholders - Investor Class	1,554	1,548		3,102
Reports to shareholders - I Class	392	355		747
Reports to shareholders - R Class	-	286	(286)	-
Insurance fees	698	541		1,239
Custodian fees	966	398		1,364
Other expenses	6,204	6,225		12,429
Total expenses before waivers and related reimbursements	264,440	238,163	(56,267)	446,336
Less waivers and related reimbursements (Note 3)	(100,870)	(108,362)		(209,232)
Total expenses after waivers and related Reimbursements	163,570	129,801	(56,267)	237,104

Net Investment Income (Loss)	27,396	(117,768)	56,267	(34,105)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	2,659,669	1,239,904		3,899,573
Change in Net Unrealized Appreciation/Depreciation of Investments	1,414,003	2,188,893		3,602,896
Net Gain on Investments	4,073,672	3,428,797	-	7,502,469

Net Increase in Net Assets Resulting from Operations	4,101,068	3,311,029	56,267	7,468,364

[1]       Net of foreign taxes withheld of $0 and $102 for the FBR Pegasus Small Cap Fund and the FBR Pegasus Small Cap Growth Fund, respectively.

Notes to Combining Pro Forma Financial Statements of

FBR Pegasus Small Cap Fund and FBR Pegasus Small Cap Growth Fund

April 30, 2010

(unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statements of Assets and Liabilities and Statement of Operations (Pro Forma Financial Statements) are presented to show the effect of the proposed Reorganization of the FBR Pegasus Small Cap Growth Fund (“Small Cap Growth Fund”) into the FBR Pegasus Small Cap Fund (“Small Cap Fund”) as if the Reorganization had taken place on April 30, 2010.

The accompanying Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Small Cap Fund and the Small Cap Growth Fund (the “Combined Fund” or the “Fund”) will be accounted for by the method for tax-free mergers of investment companies. The Reorganization would be accomplished by an acquisition of the net assets of the Small Cap Growth Fund in exchange for shares of the Small Cap Fund at net asset value.  The pro forma combining Schedule of Investments is as of April 30, 2010, the pro forma combining Statement of Assets and Liabilities is as of the 6–month period April 30, 2010 and the pro forma combining Statement of Operations is for the 12-month period ended April 30, 2010.  Following the acquisition, the Small Cap Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating expenses have also been adjusted to reflect anticipated expenses of the Combined Fund. Other costs which may change as a result of the Reorganization are currently undeterminable.

All costs with respect to the Reorganization will be borne by FBR Fund Advisers, Inc. and its affiliates.

2. General Information

Portfolio Valuation - The net asset value per share (“NAV”) of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. The Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted FASB ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risks curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	FBR Pegasus Small Cap Fund		FBR Pegasus Small Cap Growth Fund		FBR Pegasus Small Cap Fund Pro Forma Combined
Valuation Inputs	Common Stock	Money Market	Common Stock	Money Market	Common Stock	Money Market
Level 1	$13,168,499	$180,942	$28,078,564	$116,548	$41,247,063	$297,490
Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-

Share Valuation — The NAV of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV. The Fund charges a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

3. Shares of Beneficial Interest

The Pro Forma Investor Class shares net asset value per share assumes the issuance of 1,748,392 Investor Class shares of the FBR Pegasus Small Cap Fund in exchange for 1,731,266 shares of the FBR Pegasus Small Cap Growth Fund Investor Class shares and 10,000 shares of the FBR Pegasus Small Cap Growth Fund R Class shares which would have been issued at April 30, 2010 in connection with the proposed reorganization. The Pro Forma I Class shares net asset value per share assumes the issuance of 837,663 I Class shares of the FBR Pegasus Small Cap Fund in exchange for 864,962 shares of the FBR Pegasus Small Cap Growth Fund I Class which would have been issued at April 30, 2010 in connection with the proposed reorganization.

4. Pro Forma Adjustments

(a)   Adjustment to reflect the R Class shares being converted into the Investor Class shares.

(b)   Adjustment to reflect auditing fee resulting from the combining of two portfolios into one.

(c)   Adjustment to reflect registration fees resulting from the combining of two portfolios into one.

(d)   Adjustment to reflect trustee fees resulting from the combining of two portfolios into one.

5. Federal Income Taxes

It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Fund’s financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share.

The tax character of distributions paid for each Fund’s tax year was as follows:

	Ordinary Income	Long-Term Capital Gains
For the Year Ended:	Dollar Amount	Dollar Amount
Pegasus Small Cap Growth Fund
October 31, 2009	$ -	$ -
October 31, 2008	184,307	18,288
Pegasus Small Cap Fund
October 31, 2009	-	-
October 31, 2008	18,282	-

The following information is computed on a tax basis for each item as of October 31, 2009:

	Pegasus Small Cap Growth Fund	Pegasus Small Cap Fund
Tax cost of investment securities	$5,178,360	$9,505,303
Gross unrealized appreciation	656,466	924,548
Gross unrealized depreciation	(253,327)	(353,875)
Net unrealized appreciation	403,139	570,673
Undistributed ordinary income	-	333,414
Capital loss carryforward	(367,842)	-
Accumulated earnings	$ 35,297	$ 904,087

As of October 31, 2009, the Pegasus Small Cap Growth Fund had $41,215 in unused capital loss carryforwards that will expire in 2016, and $326,627 in unused capital loss carryforwards that will expire in 2017. During the year ended October 31, 2009, the Pegasus Small Cap Fund utilized $188,174 of capital loss carryforwards. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds.

	Undistributed Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
Pegasus Small Cap Growth Fund	$40,017	-	$(40,417)
Pegasus Small Cap Fund	(44)	4,614	(4,570)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2009)  or expected to be taken in the Funds December 31, 2010 tax return, and have concluded that no provision for income tax is required in their financial statements.

THE FBR FUNDS

PART C

OTHER INFORMATION

Item 15.          Indemnification

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.          Exhibits

(1)	Charter of Registrant

	a.	Certificate of Trust. (1)

	b.	Delaware Trust Instrument dated September 26, 2003. (1)

	c.	Amended Schedule A to Delaware Trust Instrument dated September 26, 2003. (5)

	d.	Amended Schedule A to Delaware Trust Instrument dated February 27, 2006. (6)

	e.	Amended Schedule A to Delaware Trust Instrument dated October 24, 2006 (8)

(2)	By-laws. (1)

(3)	Voting trust agreements—not applicable.

(4)	Agreements of Reorganization

	a.	Form of Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund—filed herewith as Exhibit A to this Information Statement/Prospectus

(5)	Instruments defining rights of holders of securities being registered—see (1) and (2), above.

(6)	Investment Advisory Contracts

	a.	Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (12)

(7)	Underwriting or Distribution Contracts

	a.	Distribution Agreement between the Registrant and FBR Investment Services, Inc. (11)

	b.	Selected Dealer Agreement. (3)

(8)	Bonus, profit sharing or other retirement plans for the benefit of Registrant’s Trustees or officers—none.

(9)	Custodian Agreements

	a.	Agreement for Custody Services between the Registrant and JPMorgan Chase Bank, N.A. (9)

	b.	Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007. (9)

	c.	Amendment to Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. (12)

(10)	Rule 12b-1 and Rule 18f-3 Plans

	a.	Rule 12b-1 Amended and Restated Distribution Plan dated January 23, 2008. (9)

	b.	Rule 18f-3 Plan. (10)

(11)	Opinions of counsel regarding legality of the securities being registered

	a.	Opinion of counsel regarding legality of the securities being registered – filed herewith.

(12)	Forms of opinion and consent of counsel regarding tax matters for the FBR Pegasus Small Cap Growth FundTM– filed herewith.

(13)	Other material contracts

	a.	Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007. (5)

	b.	Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. dated November 1, 2005. (2)

	c.	Administrative Services Addendum to Agreement for Accounting Services, Transfer Agency and Shareholder Services between the Registrant and JPMorgan Chase Bank, N.A. dated November 1, 2007. (5)

	d.	Amended Schedule A to Agreement for Accounting Services, Transfer Agency, Shareholder Services, and Administrative Services between the Registrant and JPMorgan Chase Bank, N.A. (12)

(14)	Other opinions

	a.	Consent of Tait, Weller & Baker, LLP - filed herewith

(15)	Omitted financial statements - not applicable.

(16)	Powers of attorney – filed herewith
________________
(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on February 4, 2004.
(2)	Incorporated by reference to the Registrant’s Pre-effective Amendment No. 1 filed on February 27, 2004.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on December 30, 2004.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 filed on February 25, 2005.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed on November 15, 2005.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 filed on February 28, 2006.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on December 15, 2006.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2007.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 10 filed on February 28, 2008.
(10)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 filed on March 7, 2008.
(11)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 30, 2009.
(12)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 filed on December 28, 2009.

Item 17.          Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Arlington and State of Virginia, on the 22nd day of June, 2010.

The FBR Funds By: /s/ David H. Ellison David H. Ellison*, President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 22nd day of June, 2010.

/s/ David H. Ellison* David H. Ellison June 22, 2010	Trustee and President (Principal Executive Officer)

/s/ Michael A. Willner* Michael A. Willner June 22, 2010	Trustee

/s/ Reena Aggarwal* Reena Aggarwal June 22, 2010	Trustee

/s/ William E. Cole, Jr.* William E. Cole, Jr. June 22, 2010	Trustee

/s/ Charles O. Heller* Charles O. Heller June 22, 2010	Trustee

/s/ Kimberly J. Bradshaw Kimberly J. Bradshaw June 22, 2010	Treasurer and Secretary (Principal Financial Officer)

*   Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed herewith.

Exhibit List

(11)(a)    Opinion and Consent of Dechert LLP

(12)        Form of Opinion and Consent of Dechert LLP

(14)(a)    Consent of Tait, Weller & Baker, LLP

(16)        Powers of Attorney